Fair Value Measurements (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets:
U.S. Money Market held in Trust Account	$ 338,883,014	$ 334,879,010
Public Warrants
Liabilities:
Warrant liability	500,250	5,501,916
Private Placement Warrants
Liabilities:
Warrant liability	374,833	4,053,659
U.S. Treasury Securities
Assets:
U.S. Money Market held in Trust Account	338,422,091	333,520,259
Level 1
Liabilities:
Warrant liability	500,250	5,501,916
Level 1 | Public Warrants
Liabilities:
Warrant liability	500,250	5,501,916
Level 1 | U.S. Treasury Securities
Assets:
U.S. Money Market held in Trust Account	338,422,091	333,520,259
Level 3 | Recurring
Liabilities:
Warrant liability	374,833	4,053,659
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Warrant liability	$ 374,833	$ 4,053,659